Structured entities (Details) - AUD ($) $ in Millions	Sep. 30, 2021	Sep. 30, 2020
Structured entities
Total on-balance sheet exposures	$ 50,511	$ 45,099
Total notional amounts of off-balance sheet exposures	15,177	13,934
Maximum exposure to loss	65,688	59,033
Size of structured entities	229,907	193,172
Trading securities and financial assets measured at FVIS
Structured entities
Total on-balance sheet exposures	2,734	1,560
Investment securities
Structured entities
Total on-balance sheet exposures	5,352	6,105
Loans
Structured entities
Total on-balance sheet exposures	41,443	37,049
Life insurance assets
Structured entities
Total on-balance sheet exposures		333
Other assets
Structured entities
Total on-balance sheet exposures	55	52
Assets held for sale
Structured entities
Total on-balance sheet exposures	927
Investment in Third Party Mortgage and Other Asset-Backed Securities
Structured entities
Total on-balance sheet exposures	8,046	7,631
Maximum exposure to loss	8,046	7,631
Size of structured entities	74,925	59,324
Investment in Third Party Mortgage and Other Asset-Backed Securities | Trading securities and financial assets measured at FVIS
Structured entities
Total on-balance sheet exposures	2,694	1,526
Investment in Third Party Mortgage and Other Asset-Backed Securities | Investment securities
Structured entities
Total on-balance sheet exposures	5,352	6,105
Financing to Securitisation Vehicles
Structured entities
Total on-balance sheet exposures	23,028	20,094
Total notional amounts of off-balance sheet exposures	6,609	6,122
Maximum exposure to loss	29,637	26,216
Size of structured entities	29,637	26,216
Financing to Securitisation Vehicles | Loans
Structured entities
Total on-balance sheet exposures	23,028	20,094
Group Managed Funds
Structured entities
Total on-balance sheet exposures	287	256
Total notional amounts of off-balance sheet exposures	15	44
Maximum exposure to loss	302	300
Size of structured entities	77,036	67,423
Group Managed Funds | Life insurance assets
Structured entities
Total on-balance sheet exposures		204
Group Managed Funds | Other assets
Structured entities
Total on-balance sheet exposures	55	52
Group Managed Funds | Assets held for sale
Structured entities
Total on-balance sheet exposures	232
Interest in Other Structured Entities
Structured entities
Total on-balance sheet exposures	19,150	17,118
Total notional amounts of off-balance sheet exposures	8,553	7,768
Maximum exposure to loss	27,703	24,886
Size of structured entities	48,309	40,209
Interest in Other Structured Entities | Trading securities and financial assets measured at FVIS
Structured entities
Total on-balance sheet exposures	40	34
Interest in Other Structured Entities | Loans
Structured entities
Total on-balance sheet exposures	18,415	16,955
Interest in Other Structured Entities | Life insurance assets
Structured entities
Total on-balance sheet exposures		$ 129
Interest in Other Structured Entities | Assets held for sale
Structured entities
Total on-balance sheet exposures	$ 695